Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Distribution
On July 23, 2013, we announced a distribution of $0.4325 per unit for the quarter ended June 30, 2013, or $1.73 per unit on an annualized basis, payable on August 14, 2013 to unitholders of record on August 7, 2013 amounting to $3.7 million, net of $0.4 million of distribution foregone by our general partner.

Equity restructuring

Effective August 9, 2013, we executed an equity restructuring agreement with American Midstream GP, LLC, our general partner, the holder of all of the Incentive Distribution Rights, and HPIP, owner of all of the outstanding subordinated units. As part of the equity restructuring agreement, 4.5 million subordinated units and previous Incentive Distribution Rights of the Partnership were combined into, and restructured as a new class of Incentive Distribution Rights (referred to herein as the “new IDRs”).   The transaction, which does not require further consents or approvals, was unanimously approved by the Board of Directors of the Partnership, on the unanimous approval and recommendation of its Conflicts Committee, which is composed solely of independent directors.

The equity restructuring permanently eliminates the subordinated units and previous Incentive Distribution Rights of the Partnership in return for the new IDRs.  Prior to completion of the equity restructuring, we were required to pay the minimum quarterly distribution of $0.4125 per unit on the subordinated units, or approximately $2 million per quarter, prior to increasing the quarterly distribution on American Midstream's common units.

The prior Incentive Distribution Rights provided for our general partner to receive increasing percentages (ranging from 13 percent to 48 percent) of incremental cash distributions after unitholders of the Partnership (both common and subordinated) received quarterly distributions ranging from $0.47438 per unit to $0.61875 per unit.  The new IDRs entitle our general partner to receive 48 percent of any quarterly cash distributions after common unit holders of the Partnership have received the full minimum quarterly distribution ($0.4125 per unit) for each quarter plus any arrearages from prior quarters (of which there are currently none).

In conjunction with the equity restructuring, we are entitled to receive $12.5 million that was placed in escrow in conjunction with the acquisition in April 2013 by HPIP of our subordinated units and general partner interests. Once released from escrow, we will use the proceeds to repay borrowings on its credit facility. The former owner of the General Partner commenced legal action against the new majority owner of the General Partner in connection with the equity restructuring.  This legal action may result in a delay of the release of the $12.5 million from escrow.  If a delay occurs, and the delay extends beyond September 30, 2013, the new majority owner of the General Partner has agreed to pay $12.5 million to the Partnership to be used to repay borrowings on its credit facility. Following the release of the $12.5 million from escrow, the former majority owner of the general partner is entitled to receive warrants to purchase 300,000 of the Partnership's common units with a $0.01 per warrant exercise price. The warrants will be exercisable on the later of 18 months from the completion of the equity restructuring or the date that the volume weighted average closing price of the common units exceeds $25.00 for 30 consecutive trading days.

Due to the improvement in distribution coverage resulting from the equity restructuring, management intends to recommend to the board of directors an increase in the quarterly distribution of three percent to five percent beginning with the distribution for the third quarter 2013.
Blackwater acquisition
On October 7, 2013, Blackwater entered into a $12 million term note with a maturity date of December 31, 2013, as well as amendments to their credit agreement. Also on October 7, 2013, Blackwater entered into a $30 million one-year credit agreement with Barclays bank. As part of the Blackwater acquisition these amounts were settled in full and not acquired.
On December 11, 2013, the Partnership and certain of its affiliates entered into an underwriting agreement (the “Underwriting Agreement”) with Barclays Capital Inc. (the “Underwriter”), providing for the issuance and sale by the Partnership, and the purchase by the Underwriter, of 2,400,000 common units representing limited partner interests in the Partnership (the “Common Units”) at a price to the public of $22.47 per Common Unit (the “Offering”). The Offering of the Common Units was registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-183818) (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) that became effective on November 27, 2013, as supplemented by a Prospectus Supplement dated December 13, 2013, as filed with the Commission on December 13, 2013, pursuant to Rule 424(b)(2) of the Securities Act. Pursuant to the Underwriting Agreement, the Partnership granted the Underwriter a 30-day option to purchase up to an additional 360,000 Common Units on the same terms as those relating to the Common Units sold by the Partnership in the Offering. The Partnership used the net proceeds of the Offering to fund a portion of the $60 million purchase price for Blackwater.
Effective December 17, 2013, the Partnership completed the Merger of Blackwater, an owner, developer and operator of petroleum, agricultural, and chemical liquid terminal storage facilities.